Label	Element	Value
Direxion NASDAQ-100® Equal Weighted Index Shares
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.90%
Direxion NASDAQ-100® Equal Weighted Index Shares | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.60%
Direxion NASDAQ-100® Equal Weighted Index Shares | Micron Technology, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.30%
Direxion NASDAQ-100® Equal Weighted Index Shares | Intel Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.30%
Direxion NASDAQ-100® Equal Weighted Index Shares | Marvell Technology, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.20%
Direxion NASDAQ-100® Equal Weighted Index Shares | Lam Research Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.20%
Direxion NASDAQ-100® Equal Weighted Index Shares | Applied Materials, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.20%
Direxion NASDAQ-100® Equal Weighted Index Shares | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.20%
Direxion NASDAQ-100® Equal Weighted Index Shares | ARM Holdings PLC ADR [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.20%
Direxion NASDAQ-100® Equal Weighted Index Shares | Datadog, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.10%
Direxion NASDAQ-100® Equal Weighted Index Shares | Warner Bros Discovery, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.10%
Direxion NASDAQ-100® Equal Weighted Index Shares | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	41.80%
Direxion NASDAQ-100® Equal Weighted Index Shares | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	11.60%
Direxion NASDAQ-100® Equal Weighted Index Shares | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	11.00%
Direxion NASDAQ-100® Equal Weighted Index Shares | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	10.20%
Direxion NASDAQ-100® Equal Weighted Index Shares | Communication Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.70%
Direxion NASDAQ-100® Equal Weighted Index Shares | Consumer Staples [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.70%
Direxion NASDAQ-100® Equal Weighted Index Shares | Utilities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.30%
Direxion NASDAQ-100® Equal Weighted Index Shares | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.00%
Direxion NASDAQ-100® Equal Weighted Index Shares | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.00%
Direxion NASDAQ-100® Equal Weighted Index Shares | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.90%
Direxion NASDAQ-100® Equal Weighted Index Shares | Real Estate [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.80%
Direxion NASDAQ-100® Equal Weighted Index Shares | Common Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.90%